Related Party Transactions Related Party Balances (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Balances [Abstract]
Related Party Receivable and Payable Balances [Table Text Block]
As of December 31, 2012 and 2011, details of the Partnership’s related party receivables and related party payables were as follows:

	December 31, 2012	December 31, 2011
Related party receivables
ETE and its subsidiaries	$5	$1
HPC	1	1
EPD	N/A	42
Ranch JV	2	—
Other	—	1
Total related party receivables	$8	$45
Related party payables
ETE and its subsidiaries	$94	$11
HPC	1	—
Other	—	2
Total related party payables	$95	$13

__________________

N/A
In January 2012, as described below, EPD sold a significant portion of its ownership in ETE’s common units and currently owns less than 5% of ETE’s outstanding common units. During 2012, EPD was not considered a related party